Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2020 and December 31, 2019.
As at December 31, 2020:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investments
Convertible debt	$1,852	$—	$1,852	$—
Long-term investments
Common shares held	$28,416	$28,416	$—	$—
Warrants and other	1,143	—	1,143	—
Convertible debt	15,525	—	15,525	—

	$46,936	$28,416	$18,520	$—

As at December 31, 2019:

In $000s	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investments
Convertible debt	$10,801	$—	$10,801	$—
Long-term investments
Common shares held	$52,325	$52,325	$—	$—
Warrants and other	4,623	—	4,623	—
Convertible debt	15,892	—	15,892	—

	$83,641	$52,325	$31,316	$—